Offsetting Financial Assets and Liabilities - Summary of Offsetting Financial Assets and Financial Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other financial assets derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	¥ 483,378	¥ 552,921
Financial instruments, Amounts not offset	(131,836)	(94,647)
Collateral of financial instruments, Amounts not offset	(67,495)	(130,363)
Net amount	284,046	327,911
Other financial liabilities derivatives [Member]
Disclosure of other derivatives financial assets and financial liabilities [Line items]
Gross amounts of recognized financial assets and financial liabilities	319,881	432,189
Financial instruments, Amounts not offset	(131,836)	(94,647)
Collateral of financial instruments, Amounts not offset	(73,689)	(52,497)
Net amount	¥ 114,356	¥ 285,045